UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                                   --------------

Check here if Amendment |_|; Amendment Number: __________________
    This Amendment (Check only one):      |_| is a restatement.
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First United Bank & Trust
Address:  19 South Second Street
          Oakland, Maryland 21550

Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig
                  -----------------------
Title:            Senior Trust Officer
                  -----------------------
Phone:            301-533-2360
                  -----------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig                Oakland, Maryland         5/2/06
---------------------------         -----------------         -------
       Signature                       City, State              Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                130
                                                               -----------

Form 13F Information Table Value Total:                        $    85,672
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None

                                                    FORM 13F INFORMATION TABLE
                                                                                                                VOTING AUTHORITY
                                                          VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER
      NAME OF ISSUER          TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT     PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------  -------------------------------------
INGERSOLL-RAND COMPANY LTD                    G4776G101      457       10955    SH           SOLE              10955       0     0
NABORS INDUSTRIES                             G6359F103      489        6845    SH           SOLE               6845       0     0
NABORS INDUSTRIES                             G6359F103        3          50    SH         DEFINED                50       0     0
AT&T INC                             COM      00206R102      579       21448    SH           SOLE              21448       0     0
ABBOTT LABS                          COM        2824100      338        7965    SH           SOLE               7965       0     0
ALLEGHENY ENERGY INC                 COM       17361106      429       12703    SH           SOLE              12703       0     0
ALTRIA GROUP INC                     COM      02209S103      278        3935    SH           SOLE               3935       0     0
BB&T CORP COM                                  54937107      542       13848    SH           SOLE              13848       0     0
BB&T CORP COM                                  54937107       35         900    SH         DEFINED               900       0     0
BP AMOCO P L C                  SPONSORED ADR  55622104      337        4894    SH           SOLE               4894       0     0
BP AMOCO P L C                  SPONSORED ADR  55622104      112        1632    SH         DEFINED              1632       0     0
BANK OF AMERICA CORP                           60505104     3053       67048    SH           SOLE              67048       0     0
BANK OF AMERICA CORP                           60505104       19         420    SH         DEFINED               420       0     0
BELLSOUTH CORP                       COM       79860102      692       20001    SH           SOLE              20001       0     0
BELLSOUTH CORP                       COM       79860102      102        2950    SH         DEFINED              2950       0     0
CSX CORP                             COM      126408103      316        5300    SH           SOLE               5300       0     0
CHEVRONTEXACO                                 166764100      597       10314    SH           SOLE              10314       0     0
CISCO SYS INC                        COM      17275R102     1179       54438    SH           SOLE              54438       0     0
CITIGROUP INC                        COM      172967101     2722       57657    SH           SOLE              57591       0    66
CITIGROUP INC                        COM      172967101       14         300    SH         DEFINED               300       0     0
COCA COLA BOTTLING CO CONS           COM      191098102      552       12000    SH           SOLE              12000       0     0
COCA COLA CO                         COM      191216100     1166       27855    SH           SOLE              27855       0     0
COCA COLA CO                         COM      191216100       14         350    SH         DEFINED               350       0     0
COVENTRY HEALTH CARE INC                      222862104      856       15865    SH           SOLE              15865       0     0
COVENTRY HEALTH CARE INC                      222862104        5          95    SH         DEFINED                95       0     0
DUFF & PHELPS UTILS INCOME I         COM      23325P104      143       13750    SH           SOLE              13750       0     0
DUFF & PHELPS UTILS INCOME I         COM      23325P104        6         600    SH         DEFINED               600       0     0
DANAHER CORP DEL                     COM      235851102     2240       35265    SH           SOLE              35265       0     0
DANAHER CORP DEL                     COM      235851102       16         260    SH         DEFINED               260       0     0
DELL COMPUTER CORP                   COM      24702R101      498       16756    SH           SOLE              16756       0     0
DELL COMPUTER CORP                   COM      24702R101        6         225    SH         DEFINED               225       0     0
UIT DIAMONDS TR SER 1                         252787106     1074        9654    SH           SOLE               9654       0     0
UIT DIAMONDS TR SER 1                         252787106       16         150    SH         DEFINED               150       0     0
DISNEY WALT CO                    COM DISNEY  254687106      792       28428    SH           SOLE              28428       0     0
DISNEY WALT CO                    COM DISNEY  254687106        4         150    SH         DEFINED               150       0     0
DOMINION NEW RES INC VA NEW                   25746U109     1398       20265    SH           SOLE              20265       0     0
DOMINION NEW RES INC VA NEW                   25746U109        5          85    SH         DEFINED                85       0     0
DU PONT E I DE NEMOURS & CO          COM      263534109      556       13190    SH           SOLE              13190       0     0
DU PONT E I DE NEMOURS & CO          COM      263534109        7         180    SH         DEFINED               180       0     0
E M C CORP MASS                      COM      268648102      343       25200    SH           SOLE              25200       0     0
ERIE INDTY CO                        CL A     29530P102      401        7626    SH           SOLE               7626       0     0
EXELON CORP                                   30161N101      210        3980    SH           SOLE               3980       0     0
EXELON CORP                                   30161N101        1          20    SH         DEFINED                20       0     0
EXXON MOBIL CORP                     COM      30231G102     3587       58942    SH           SOLE              58942       0     0
EXXON MOBIL CORP                     COM      30231G102      788       12961    SH         DEFINED             12961       0     0
FIRST UNITED CORPORATION                      33741H107    10452      458059    SH           SOLE             455059    3000     0
FIRST UNITED CORPORATION                      33741H107      199        8737    SH         DEFINED              8737       0     0
FLAHERTY & CRUMRINE               CLAY/ PREF  338478100      627       31686    SH           SOLE              31686       0     0
GENERAL ELEC CO                      COM      369604103     2673       76900    SH           SOLE              76825       0    75
GENERAL ELEC CO                      COM      369604103       32         934    SH         DEFINED               934       0     0
HOME DEPOT INC                       COM      437076102      249        5894    SH           SOLE               5894       0     0
HOME DEPOT INC                       COM      437076102        2          60    SH         DEFINED                60       0     0
INTEL CORP                           COM      458140100      855       43990    SH           SOLE              43990       0     0
INTEL CORP                           COM      458140100       13         700    SH         DEFINED               700       0     0
INTERNATIONAL BUSINESS MACHS         COM      459200101     1498       18167    SH           SOLE              18167       0     0
INTERNATIONAL BUSINESS MACHS         COM      459200101       12         150    SH         DEFINED               150       0     0
ISHARES MSCI EAFE INDEX FUND                  464287465     1306       20130    SH           SOLE              20130       0     0
ISHARE RUSSELL MID CAP VALUE                  464287473      872        6537    SH           SOLE               6537       0     0
ISHARE RUSELL MID CAP GROWTH                  464287481      504        4980    SH           SOLE               4980       0     0
ISHARES RUSSELL 1000
   VAL INDEX FD                               464287598      974       13330    SH           SOLE              13330       0     0
ISHARES RUSSELL 1000
   GROWTH INDEX FD                            464287614     1119       21230    SH           SOLE              21230       0     0
ISHARES RUSSELL 2000 VALUE                    464287630     1399       18724    SH           SOLE              18724       0     0
ISHARES TR RUSSELL 2000
   GROWTH INDEX FD                            464287648      980       12299    SH           SOLE              12299       0     0
ISHARES TR RUSSELL 2000
   INDEX FD                                   464287655      319        4200    SH           SOLE               4200       0     0
ISHARES-TELECOMMUNICATIONS                    464287713      218        8459    SH           SOLE               8459       0     0
ISHARES-TECHNOLOGY                            464287721      838       16049    SH           SOLE              16049       0     0
ISHARES-TECHNOLOGY                            464287721        5         100    SH         DEFINED               100       0     0
ISHARES - HEALTH                              464287762     1349       21165    SH           SOLE              21165       0     0
ISHARES - HEALTH                              464287762        9         145    SH         DEFINED               145       0     0
ISHARES S&P SMALL CAP 600 INDEX               464287804      234        3600    SH           SOLE               3600       0     0
JOHNSON & JOHNSON                    COM      478160104     2035       34369    SH           SOLE              34369       0     0
JOHNSON & JOHNSON                    COM      478160104       14         250    SH         DEFINED               250       0     0
JUNIPER NETWORKS                              48203R104      436       22825    SH           SOLE              22825       0     0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER 494550106      259        5380    SH           SOLE               5380       0     0
KOHL'S CORP (WISCONSIN)                       500255104     1212       22875    SH           SOLE              22875       0     0
KOHL'S CORP (WISCONSIN)                       500255104        9         180    SH         DEFINED               180       0     0
L-3 COMMUNICATIONS HLDGS INC         COM      502424104     1948       22715    SH           SOLE              22715       0     0
L-3 COMMUNICATIONS HLDGS INC         COM      502424104       10         125    SH         DEFINED               125       0     0
LOWES COS INC                        COM      548661107     1574       24430    SH           SOLE              24430       0     0
LOWES COS INC                        COM      548661107        6         100    SH         DEFINED               100       0     0
M & T BANK CORP                               55261F104      703        6160    SH           SOLE               6160       0     0
M & T BANK CORP                               55261F104        6          59    SH         DEFINED                59       0     0
MEADWESTVACO CORP                             583334107      297       10898    SH           SOLE              10898       0     0
MEDTRONIC INC                        COM      585055106     1524       30040    SH           SOLE              30040       0     0
MEDTRONIC INC                        COM      585055106        7         150    SH         DEFINED               150       0     0
MERCANTILE BANKSHARES CORP           COM      587405101      275        7176    SH           SOLE               7176       0     0
MERCK & CO INC                       COM      589331107      205        5833    SH           SOLE               5833       0     0
MERCK & CO INC                       COM      589331107        3         100    SH         DEFINED               100       0     0
MICROSOFT CORP                       COM      594918104     1113       40933    SH           SOLE              40933       0     0
MICROSOFT CORP                       COM      594918104        2         100    SH         DEFINED               100       0     0
MIDCAP SPDR TR UNIT SER 1                     595635103      725        5015    SH           SOLE               5015       0     0
UIT NASDAQ 100 TR 1                           631100104     1327       31650    SH           SOLE              31650       0     0
UIT NASDAQ 100 TR 1                           631100104        0          20    SH         DEFINED                20       0     0
NUVEEN INSD QUALITY MUN FD I         COM      67062N103      497       33200                 SOLE              31200    2000     0
NUVEEN  QUALITY PFD 8.40 %                    67072C105      726       53203    SH           SOLE              53203       0     0
NUVEEN  QUALITY PFD 8.40 %                    67072C105       11         865    SH         DEFINED               865       0     0
NUVEEN QUALITY PFD INC FD #3                  67072W101      173       13195    SH           SOLE              13195       0     0
PEPSICO INC                          COM      713448108     2224       38495    SH           SOLE              38495       0     0
PEPSICO INC                          COM      713448108       19         342    SH         DEFINED               342       0     0
PRAXAIR INC                          COM      74005P104      604       10970    SH           SOLE              10970       0     0
PRAXAIR INC                          COM      74005P104        8         150    SH         DEFINED               150       0     0
PROCTER & GAMBLE CO                  COM      742718109      793       13761    SH           SOLE              13761       0     0
PROCTER & GAMBLE CO                  COM      742718109       14         250    SH         DEFINED               250       0     0
RMK HIGH INCOME FUND                          74963Q102      319       20000    SH           SOLE              20000       0     0
RYDEX ETF TR S&P 500 EQUAL
   WIEGHTED INDEX FD                          78355W106      874        4960    SH           SOLE               4960       0     0
SPDR TRUST UNIT                               78462F103     2418       18627    SH           SOLE              18627       0     0
SPDR TRUST UNIT                               78462F103       22         170    SH         DEFINED               170       0     0
SCHLUMBERGER LTD                     COM      806857108     1273       10060    SH           SOLE              10060       0     0
SPDR-BASIC MATERIALS                          81369Y100      257        7949    SH           SOLE               7949       0     0
SPDR - CONSUMER STAPLES                       81369Y308      579       24584    SH           SOLE              24584       0     0
SPDR - CONSUMER STAPLES                       81369Y308        5         230    SH         DEFINED               230       0     0
SPDR-ENERGY                                   81369Y506      521        9582    SH           SOLE               9582       0     0
SPDR-INDUSTRIAL                               81369Y704      906       26816    SH           SOLE              26816       0     0
SPDR-INDUSTRIAL                               81369Y704       10         300    SH         DEFINED               300       0     0
SPDR-UTILITIES                                81369Y886      235        7648    SH           SOLE               7648       0     0
SPDR-UTILITIES                                81369Y886        1          40    SH         DEFINED                40       0     0
STATE ST CORP                                 857477103     1149       19020    SH           SOLE              19020       0     0
STATE ST CORP                                 857477103        4          80    SH         DEFINED                80       0     0
STRYKER CORP                         COM      863667101      615       13890    SH           SOLE              13890       0     0
STRYKER CORP                         COM      863667101        6         150    SH         DEFINED               150       0     0
SUMMIT FINANCIAL GROUP INC                    86606G101      288       14350    SH           SOLE              14350       0     0
TARGET CORP                                   87612E106      520       10000    SH           SOLE              10000       0     0
TARGET CORP                                   87612E106        7         135    SH         DEFINED               135       0     0
VERIZON COMMUNICATIONS                        92343V104     1865       54786    SH           SOLE              54786       0     0
VERIZON COMMUNICATIONS                        92343V104       81        2379    SH         DEFINED              2379       0     0
WACHOVIA CORP 2ND NEW                         929903102      376        6726    SH           SOLE               6726       0     0
WAL MART STORES INC                  COM      931142103      637       13492    SH           SOLE              13442       0    50
WAL MART STORES INC                  COM      931142103        9         200    SH         DEFINED               200       0     0
WYETH                                         983024100      163        3379    SH           SOLE               3379       0     0
WYETH                                         983024100       58        1200    SH         DEFINED              1200       0     0
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GRAND TOTALS                                               85672     2110247                                 2105056    5000   191